Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 07, 2020	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table sets forth compensation of our CEO (the Principal Executive Officer, referred to in this section as “PEO”) and our other named executive officers (the “Non-PEO NEOs”), on an average basis, along with total shareholder return, net income (loss), and total revenue for our fiscal years 2023, 2022, 2021, and 2020.

							Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compensation Table Total for Current PEO ($)	Compensation Actually Paid to Current PEO (2) ($)	Summary Compensation Table Total for Former PEO ($)	Compensation Actually Paid to Former PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs (2) ($)	Company Total Shareholder Return (3) ($)	Peer Group Total Shareholder Return (3) ($)	Net Income (Loss) ($) (in thousands)	Total Revenue (4) ($) (in thousands)
2023	2,874,593	3,205,532	—	—	755,916	593,656	21.18	98.68	28,515	274,423
2022	3,220,584	1,851,324	—	—	1,166,401	768,103	17.00	104.93	(17,866)	246,785
2021	2,076,884	459,477	—	—	941,781	359,062	28.18	137.24	(11,811)	208,057
2020	2,024,978	2,465,081	687,888	(1,156,368)	1,391,233	515,160	66.57	132.83	(620)	187,130

(1) Daniel L. Reuvers was our PEO in each of 2023, 2022 and 2021, as well as in 2020 starting on June 8, 2020. Gerald R. Mattys served as our PEO in 2020 through June, 8 2020. In 2023, Elaine M. Birkemeyer, Kristie T. Burns, Sherri L. Ferstler and Brent A. Moen were our Non-PEO NEOs. In 2022 and 2021, Brent A. Moen, Kristie T. Burns and Eric Pauls were our Non-PEO NEOs. In 2020, Brent A. Moen, Robert J. Folkes and Bryan Rishe were our Non-PEO NEOs.

(2) The dollar amounts reported represent the Compensation Actually Paid (“CAP”) to the NEOs in accordance with, and using the adjustments set forth in, Item 402(v) of Regulation S-K. The following adjustments related to equity awards were made to their total compensation each year as reported in the Summary Compensation Table (“SCT”) to determine the CAP:

Reconciliation of PEO Summary Compensation Table Total to Compensation Actually Paid

Year	Reported SCT Total ($)	Equity Award Adjustments ($)	Compensation Actually Paid ($)
2023	2,874,593	330,939	3,205,532
2022	3,220,584	(1,369,260)	1,851,324
2021	2,076,884	(1,617,407)	459,477
2020 (Current)	2,024,978	440,103	2,465,081
2020 (Former)	687,888	(1,844,256)	(1,156,368)

Reconciliation of Average Non-PEO NEO Summary Compensation Table Total to Compensation Actually Paid

Year	Reported SCT Total ($)	Equity Award Adjustments ($)	Compensation Actually Paid ($)
2023	755,916	(162,260)	593,656
2022	1,166,401	(398,298)	768,103
2021	941,781	(582,719)	359,062
2020	1,391,233	(876,073)	515,160

(3) Our peer group for the calculation of total shareholder return (“TSR”) is the S&P Healthcare Equipment Select Industry Index, which is the industry index used in our stock price performance graph in our Form 10-K for the fiscal year ended December 31, 2023. TSR, in the case of both the Company and our peer group, reflects the cumulative return on $100 as if invested on December 31, 2019, including reinvestment of any dividends.

(4) Our company-selected measure, which we believe represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the NEOs for 2023 to company performance, is revenue. Revenue is one of the metrics under both the 2023 annual cash incentive program and the 2023 PSUs.

In order to calculate CAP, the following amounts were excluded from or added to the SCT total compensation:

Current PEO

Year	Deduct: Grant Date Fair Value of Covered Year Equity Awards ($)	Year End Fair Value of Covered Year Equity Awards ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in a Prior Year that were Unvested at End of Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in a Prior Year that Vested in the Covered Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	(1,506,836)	1,406,539	249,724	—	181,513	—	—	330,939
2022	(1,999,984)	1,081,241	(323,775)	—	(126,742)	—	—	(1,369,260)
2021	(1,499,930)	598,713	(382,129)	—	(334,060)	—	—	(1,617,407)
2020	(1,417,951)	1,858,054	—	—	—	—	—	440,103

In connection with his appointment as CEO in 2020, Mr. Reuvers received a grant of stock options that included a market condition related to stock price in order to vest. Due to that market condition, the grant date fair value of those stock options was determined using the Monte Carlo Simulation model. The market condition was satisfied in the first quarter of 2021, and as a result, we have used the Black-Scholes valuation model (which is the valuation model used for all other stock option awards we have granted) to value these stock options for all dates subsequent to the grant date as part of the CAP calculations.

Former PEO

Year	Deduct: Grant Date Fair Value of Covered Year Equity Awards ($)	Year End Fair Value of Covered Year Equity Awards ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in a Prior Year that were Unvested at End of Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in a Prior Year that Vested in the Covered Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—	—
2020	—	—	(546,525)	—	(484,627)	(813,103)	—	(1,844,256)

Average Non-PEO NEOs

Year	Deduct: Grant Date Fair Value of Covered Year Equity Awards ($)	Year End Fair Value of Covered Year Equity Awards ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in a Prior Year that were Unvested at End of Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in a Prior Year that Vested in the Covered Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	(397,276)	300,766	16,319	—	24,594	(106,664)	—	(162,260)
2022	(599,979)	333,793	(104,006)	—	(28,107)	—	—	(398,298)
2021	(622,120)	239,005	(114,494)	—	(5,881)	(79,229)	—	(582,719)
2020	(933,225)	614,574	(159,351)	33,592	(258,905)	(172,758)	—	(876,073)

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote

							Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compensation Table Total for Current PEO ($)	Compensation Actually Paid to Current PEO (2) ($)	Summary Compensation Table Total for Former PEO ($)	Compensation Actually Paid to Former PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs (2) ($)	Company Total Shareholder Return (3) ($)	Peer Group Total Shareholder Return (3) ($)	Net Income (Loss) ($) (in thousands)	Total Revenue (4) ($) (in thousands)
2023	2,874,593	3,205,532	—	—	755,916	593,656	21.18	98.68	28,515	274,423
2022	3,220,584	1,851,324	—	—	1,166,401	768,103	17.00	104.93	(17,866)	246,785
2021	2,076,884	459,477	—	—	941,781	359,062	28.18	137.24	(11,811)	208,057
2020	2,024,978	2,465,081	687,888	(1,156,368)	1,391,233	515,160	66.57	132.83	(620)	187,130

(1) Daniel L. Reuvers was our PEO in each of 2023, 2022 and 2021, as well as in 2020 starting on June 8, 2020. Gerald R. Mattys served as our PEO in 2020 through June, 8 2020. In 2023, Elaine M. Birkemeyer, Kristie T. Burns, Sherri L. Ferstler and Brent A. Moen were our Non-PEO NEOs. In 2022 and 2021, Brent A. Moen, Kristie T. Burns and Eric Pauls were our Non-PEO NEOs. In 2020, Brent A. Moen, Robert J. Folkes and Bryan Rishe were our Non-PEO NEOs.

Peer Group Issuers, Footnote

(3) Our peer group for the calculation of total shareholder return (“TSR”) is the S&P Healthcare Equipment Select Industry Index, which is the industry index used in our stock price performance graph in our Form 10-K for the fiscal year ended December 31, 2023. TSR, in the case of both the Company and our peer group, reflects the cumulative return on $100 as if invested on December 31, 2019, including reinvestment of any dividends.

Adjustment To PEO Compensation, Footnote

Reconciliation of PEO Summary Compensation Table Total to Compensation Actually Paid

Year	Reported SCT Total ($)	Equity Award Adjustments ($)	Compensation Actually Paid ($)
2023	2,874,593	330,939	3,205,532
2022	3,220,584	(1,369,260)	1,851,324
2021	2,076,884	(1,617,407)	459,477
2020 (Current)	2,024,978	440,103	2,465,081
2020 (Former)	687,888	(1,844,256)	(1,156,368)

Current PEO

Year	Deduct: Grant Date Fair Value of Covered Year Equity Awards ($)	Year End Fair Value of Covered Year Equity Awards ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in a Prior Year that were Unvested at End of Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in a Prior Year that Vested in the Covered Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	(1,506,836)	1,406,539	249,724	—	181,513	—	—	330,939
2022	(1,999,984)	1,081,241	(323,775)	—	(126,742)	—	—	(1,369,260)
2021	(1,499,930)	598,713	(382,129)	—	(334,060)	—	—	(1,617,407)
2020	(1,417,951)	1,858,054	—	—	—	—	—	440,103

In connection with his appointment as CEO in 2020, Mr. Reuvers received a grant of stock options that included a market condition related to stock price in order to vest. Due to that market condition, the grant date fair value of those stock options was determined using the Monte Carlo Simulation model. The market condition was satisfied in the first quarter of 2021, and as a result, we have used the Black-Scholes valuation model (which is the valuation model used for all other stock option awards we have granted) to value these stock options for all dates subsequent to the grant date as part of the CAP calculations.

Former PEO

Year	Deduct: Grant Date Fair Value of Covered Year Equity Awards ($)	Year End Fair Value of Covered Year Equity Awards ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in a Prior Year that were Unvested at End of Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in a Prior Year that Vested in the Covered Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—	—
2020	—	—	(546,525)	—	(484,627)	(813,103)	—	(1,844,256)

Average Non-PEO NEOs

Year	Deduct: Grant Date Fair Value of Covered Year Equity Awards ($)	Year End Fair Value of Covered Year Equity Awards ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in a Prior Year that were Unvested at End of Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in a Prior Year that Vested in the Covered Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	(397,276)	300,766	16,319	—	24,594	(106,664)	—	(162,260)
2022	(599,979)	333,793	(104,006)	—	(28,107)	—	—	(398,298)
2021	(622,120)	239,005	(114,494)	—	(5,881)	(79,229)	—	(582,719)
2020	(933,225)	614,574	(159,351)	33,592	(258,905)	(172,758)	—	(876,073)

Non-PEO NEO Average Total Compensation Amount			$ 755,916	$ 1,166,401	$ 941,781	$ 1,391,233
Non-PEO NEO Average Compensation Actually Paid Amount			$ 593,656	768,103	359,062	515,160
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Average Non-PEO NEO Summary Compensation Table Total to Compensation Actually Paid

Year	Reported SCT Total ($)	Equity Award Adjustments ($)	Compensation Actually Paid ($)
2023	755,916	(162,260)	593,656
2022	1,166,401	(398,298)	768,103
2021	941,781	(582,719)	359,062
2020	1,391,233	(876,073)	515,160

Year	Deduct: Grant Date Fair Value of Covered Year Equity Awards ($)	Year End Fair Value of Covered Year Equity Awards ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in a Prior Year that were Unvested at End of Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in a Prior Year that Vested in the Covered Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—	—
2020	—	—	(546,525)	—	(484,627)	(813,103)	—	(1,844,256)

Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid versus Company and Peer Group TSR:
Compensation Actually Paid vs. Net Income			Compensation Actually Paid versus Net Income (Loss):
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid versus Total Revenue:
Tabular List, Table

Most Important Company Performance Measures
Total Revenue
Adjusted EBITDA
Adjusted EBITDA Margin

Total Shareholder Return Amount			$ 21.18	17.00	28.18	66.57
Peer Group Total Shareholder Return Amount			98.68	104.93	137.24	132.83
Net Income (Loss)			$ 28,515,000	$ (17,866,000)	$ (11,811,000)	$ (620,000)
Company Selected Measure Amount			274,423,000	246,785,000	208,057,000	187,130,000
PEO Name	Gerald R. Mattys	Daniel L. Reuvers		Daniel L. Reuvers	Daniel L. Reuvers
Measure:: 1
Pay vs Performance Disclosure
Name			Total Revenue
Non-GAAP Measure Description

(4) Our company-selected measure, which we believe represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the NEOs for 2023 to company performance, is revenue. Revenue is one of the metrics under both the 2023 annual cash incentive program and the 2023 PSUs.

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EBITDA Margin
Reuvers [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,024,978	$ 2,874,593	$ 3,220,584	$ 2,076,884
PEO Actually Paid Compensation Amount		2,465,081	3,205,532	1,851,324	459,477
Mattys [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 687,888
PEO Actually Paid Compensation Amount	(1,156,368)
PEO | Reuvers [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		440,103	330,939	(1,369,260)	(1,617,407)
PEO | Reuvers [Member] | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,417,951)	(1,506,836)	(1,999,984)	(1,499,930)
PEO | Reuvers [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,858,054	1,406,539	1,081,241	598,713
PEO | Reuvers [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			249,724	(323,775)	(382,129)
PEO | Reuvers [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			181,513	(126,742)	(334,060)
PEO | Mattys [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,844,256)
PEO | Mattys [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(546,525)
PEO | Mattys [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(484,627)
PEO | Mattys [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (813,103)
Non-PEO NEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(162,260)	(398,298)	(582,719)	$ (876,073)
Non-PEO NEO | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(397,276)	(599,979)	(622,120)	(933,225)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			300,766	333,793	239,005	614,574
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,319	(104,006)	(114,494)	(159,351)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						33,592
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			24,594	$ (28,107)	(5,881)	(258,905)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (106,664)		$ (79,229)	$ (172,758)